Other Assets - Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Advance payments to Carl Zeiss SMT	€ 71,908	€ 75,059
Prepaid expenses	192,024	186,709
Operations to be invoiced	101,292	79,803
Derivative financial instruments	44,543	52,026
VAT	61,565	61,332
Other assets	89,139	33,895
Other current assets	€ 560,471	€ 488,824